Weighted-Average Assumptions Used to Determine Net Pension and Severance Costs, Foreign Plans (Detail) (Foreign plans)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.80%	6.00%	5.90%
Expected return on plan assets	2.00%	2.30%	3.00%
Rate of compensation increase	2.50%	2.50%	2.50%